NON-CONTROLLING INTEREST (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)
Noncontrolling Interest [Line Items]
Paid-in capital	$ 36,498,048	¥ 250,624,798		¥ 207,490,280
Accumulated other comprehensive loss	423,769	2,909,936		1,516,093
Total non-controlling interest	1,614,352	11,085,429		10,861,930
Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital	903,040	6,201,000	$ 838,544	5,551,000
Unappropriated retained earnings	715,783	4,915,132	806,918	5,341,633
Accumulated other comprehensive loss	(4,471)	(30,703)	(4,638)	(30,703)
Total non-controlling interest	$ 1,614,352	11,085,429	1,640,824	10,861,930
Bhd [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital		1,651,000		1,651,000
Unappropriated retained earnings		3,477,493		3,152,687
Accumulated other comprehensive loss		(18,850)		(18,850)
Total non-controlling interest		5,109,643		4,784,837
Nanjing Recon [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital		200,000		200,000
Unappropriated retained earnings		3,616,002		3,491,859
Accumulated other comprehensive loss		(11,853)		(11,853)
Total non-controlling interest		3,804,149		3,680,006
Gan Su BHD [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital		4,350,000		3,500,000
Unappropriated retained earnings		(1,351,699)		(548,899)
Accumulated other comprehensive loss		0
Total non-controlling interest		2,998,301		¥ 2,951,101
Qinghai BHD [Member] | Non-controlling Interest [Member]
Noncontrolling Interest [Line Items]
Paid-in capital		0	200,000
Unappropriated retained earnings		(826,664)	(754,014)
Accumulated other comprehensive loss		0
Total non-controlling interest		¥ (826,664)	$ (554,014)